Xtrackers Cybersecurity Select Equity ETF Expense Example - Xtrackers Cybersecurity Select Equity ETF - Xtrackers Cybersecurity Select Equity ETF	Sep. 25, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 20
Expense Example, with Redemption, 3 Years	64
Expense Example, with Redemption, 5 Years	113
Expense Example, with Redemption, 10 Years	$ 255